Retirement And Pension Plans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Target allocation percentage of equity securities	31.00%
Target allocation percentage of debt securities	50.00%
Target allocation percentage of other investment	19.00%
Amortization of actuarial loss	¥ 693	¥ 472	¥ 9,611
Percentage of excess recognized net actuarial gains and losses by projected benefit obligation or plan assets	20.00%	20.00%	20.00%
Estimated contribution to defined benefit pension plans	¥ 14,300